Other assets - Schedule of Other Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Deposit account over which lessor has first priority interest [Member]	Dec. 31, 2011 Deposit account over which lessor has first priority interest [Member]	Mar. 14, 2011 Maximum [Member]	Mar. 14, 2011 Greater China Intermodal Investments LLC [Member] Maximum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash			$ 60,000,000	$ 60,000,000
Equity capital in containership assets						900,000,000
Minority investment in Vehicle during investment period					100,000,000
Anticipated investment period (In years)		5 years
Capital contribution		1,964,000
Percentage of investment in Vehicle on equity method	10.50%
Amount of investment comprised of capital contribution	525,000
Amount of equity loss on investment	$ 1,439,000